CONCENTRATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Sales of goods	$ 0	$ 0	$ 0
Customer A [Member]
Statement [Line Items]
Sales of goods	0	0	0
Customer B [Member]
Statement [Line Items]
Sales of goods	0	0	0
Customer C [Member]
Statement [Line Items]
Sales of goods	$ 0	$ 0	$ 0